SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	51-0263969
EBP, Plan Number	004
Participant Loans	$ 14,737,554
Asset held for investment	$ 1,932,902,836
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 142,219,599
Common/collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,755,596,530
Investment, Identifier [Axis]: Roper Technologies Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,349,153
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal MM Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	756,422
Investment, Identifier [Axis]: Vanguard Developed Markets Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,693,366
Investment, Identifier [Axis]: Vanguard Emerging Markets Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,181,253
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	233,332,226
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,841,907
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	70,625,339
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,901,422
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,102,658
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,065,174
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,356,757
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	179,885,144
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	216,872,541
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	208,083,327
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	204,232,543
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,713,548
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	144,429,691
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	72,870,559
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17,891,103
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,869,068
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,409,140
Investment, Identifier [Axis]: Vanguard Target Retirement Income and Growth Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,149,014
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,553,927